Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

3. Summary of significant accounting policies

The following is a summary of significant accounting policies followed by the Company in the preparation of these consolidated financial statements.

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from estimates. The significant estimates underlying the Company’s consolidated financial statements include revenue recognition, including the accounting for certain merchant revenues, allowance for doubtful accounts, recoverability of intangible assets with indefinite useful lives and goodwill, contingencies, fair value of stock based compensation and fair value of financial instruments. The consolidated financial statements reflect all adjustments considered, in the opinion of management, necessary to fairly present the results for the periods presented.

Concentration of risk

The Company’s business is subject to certain risks and concentrations including dependence on relationships with travel suppliers, primarily airlines, dependence on third-party technology providers, exposure to risks associated with online commerce security and payment related fraud. It also relies on global distribution system (“GDS”) partners and third-party service providers for certain fulfillment services.

Financial instruments, which potentially subject the Company to concentration of credit risk, mainly consist of cash and cash equivalents and accounts receivable (ie. clearing house for credit cards). The Company maintains cash and cash equivalents balances in financial institutions that management believes are high credit quality. Accounts receivable are settled mainly through customer credit cards and debit cards; the company maintains allowance for doubtful accounts based on management’s evaluation of various factors, including the credit risk of customers, historical trends and other information.

Revenue recognition

The Company generates revenue as a result of the booking of travel products and services on its websites and mobile apps. The Company provides customers the ability to book travel products and services on both a stand-alone basis or as a vacation package, primarily through its merchant and agency business models.

The Company derives its revenue mainly from:

•	Commissions earned from intermediating services, including facilitating reservations of flight tickets, hotel accommodations, car rentals and other travel-related products and services;

•	Service fees charged to customers for processing air tickets, hotel accommodations, car rentals and other travel-related products and services;

•	Override commissions or incentives from suppliers and GDS providers if the Company meets certain performance conditions; and

•	Advertising revenues from the sale of advertising placements on the Company’s websites.

Revenue is recognized when earned and realizable based on the following criteria: (1) persuasive evidence of an agreement exists, (2) the fee is fixed or determinable and (3) collectability is reasonably assured.

The Company also evaluated the presentation of revenue on a “gross” versus a “net” basis. The consensus of the authoritative accounting literature is that the presentation of revenue as “the gross amount billed to a customer because it has earned revenue from the sale of goods or services” or “the net amount retained (i.e., the amount billed to a customer less the amount paid to a supplier) because it has earned a commission or fee” is a matter of judgment that depends on the relevant facts and circumstances. Despegar.com has determined net presentation is appropriate for the majority of its transactions. In making an evaluation of this issue, some of the factors that were considered are as follows: (i) the Company is not the primary obligor in the arrangement (strong indicator); (ii) the Company has no general supply risk (before customer order is placed or upon customer return) (strong indicator); and (iii) the Company has latitude in establishing price. The guidance clearly indicates that the evaluations of these factors, which at times can be contradictory, are subject to significant judgment and subjectivity. The Company concludes that it performs as an agent without assuming the risks and rewards of ownership of goods, and therefore revenue is reported on a net basis.

The Company offers travel products and services through the following business models: the Prepay/Merchant Model, which represents approximately 80% of total revenue, Other Revenue including GDS incentives, advertising represents 15% and the Pay-at-destination/Agency Model, which represents approximately 5% of total revenue.

Prepay/Merchant Business Model

Through this model the Company provides customers the ability to book air travel, accommodation, car rentals, cruises, destination services and vacation packages. The Company generates revenue based on the difference between the total amount that the customer pays for the travel product and the net rate owed to the supplier plus estimated taxes. Despegar.com also earns revenue by charging customers a service fee for booking their travel reservation. Customers generally pay at the time of booking and the Company generally pays to the supplier at a later date, which is normally at the time the customer uses the travel reservation.

Depegar.com records the payments as deferred merchant bookings in travel suppliers payable in the balance sheet until the travel occurs; at that point, the Company recognizes the revenue for those refundable transactions on a net basis. For travel products that are cancelled by the customer after a specified period of time, the Company may charge a cancellation fee or penalty similar to the amount that the supplier charges for the cancellation. In nonrefundable transactions, as the Company does not have significant post-delivery obligations, the revenue is recorded on a net basis when the customer completes the reservation process in the Company’s platform.

Packages and sales transactions performed by customers through affiliated agencies are recognized following the revenue recognition policy described above for refundable / non refundable transactions.

Pursuant to the terms of the Company’s merchant supplier agreements, the Company’s travel service suppliers are permitted to bill it for the underlying cost of the service during a specified period of time. In the event that the Company is not billed by the travel supplier within a 12-month period from the check-out date, the Company recognizes incremental revenue from the unbilled amounts.

Pay-at-Destination/Agency Business Model

Through this model, the Company provides customers the ability to book hotels, car rentals and other travel-related products and services to be paid at destination. Despegar.com earns a commission paid directly by suppliers. The Company generally collects these commissions after the customer uses the travel reservation. In certain circumstances, the Company may also earn revenue by charging customers with a service fee for booking their travel reservation.

The Company generally records revenue on an accrual basis when the travel occurs and is presented on a net basis. In addition, the Company records an allowance for collection risk on this revenue based on historical experience.

Incentives

The Company may receive override commissions from air, hotel and other travel service suppliers when it meets certain performance conditions. These commissions are recognized when the amount of the commission becomes fixed or determinable, which is generally when collection is reasonably assured (i.e. upon notification of the respective air supplier).

Additionally the Company uses GDS services provided by recognized suppliers. Under GDS service agreements, the Company earns revenue in the form of an incentive payment for sales that are processed through a GDS if certain contractual volume thresholds are met. Revenue is recognized for these incentive payments on a monthly accrued basis in accordance with ratable volume thresholds.

Advertising

The Company records advertising revenue ratably over the advertising period or upon delivery of advertising material, depending on the terms of the advertising agreement.

Sales tax

The Company’s subsidiaries in Brazil, Argentina and Colombia are subject to certain sales taxes, which are classified as contra-revenue.

Cash and cash equivalents

Cash and cash equivalents include investments with an original maturity of three months or less. All results generated from these investmentes are recorded as financial results when earned.

Restricted cash and cash equivalents

The primary purpose of restricted cash and cash equivalents is to collateralize operations with suppliers of travel products and services and related service providers such as IATA. In addition, the Company maintains $10,000 as security deposit with Expedia, as established in the Expedia Outsourcing Agreement.

Accounts receivable, net of allowances for doubtful accounts

Accounts receivables are recorded net of an allowance for doubtful accounts. The Company determines its allowance based on the aging of its receivables. While management uses the information available to make evaluations, future adjustments to the allowance may be necessary if future economic conditions differ substantially from the assumptions used in making the evaluations. Management has considered all events and/or transactions that are subject to reasonable and normal methods of estimations, and the consolidated financial statements reflect that consideration.

Property and equipment, net

Property and equipment are stated at acquisition cost, less accumulated depreciation. Depreciation expense is calculated using the straight-line method, based on the estimated useful lives of the related assets.

The estimated useful lives (in years) of the main categories of the Company’s property and equipment are as follows:

Asset	Estimated useful life (years)
Computer hardware	3
Office furniture and fixture	10
Buildings	50

Expenditures for repairs and maintenance are charged to expense as incurred. The cost of significant renewals and improvements is added to the carrying amount of the respective asset and its depreciated over the life of the contract.

When assets are retired or otherwise disposed of, the cost and related accumulated depreciation are removed from the accounts, and any resulting gain or loss is reflected in the consolidated statement of operations.

Goodwill and Intangible assets, net

Goodwill represents the excess of the purchase price over the fair value of the net tangible and intangible assets acquired in a business combination. Goodwill is not subject to amortization, but is subject to an annual assessment for impairment, or more frequently, if events and circumstances indicate impairment may have occurred, applying a fair-value based test.

Intangible assets resulting from the acquisition of companies were estimated by management based on the fair value of assets received. Identifiable intangible assets are comprised of trademarks and internet domains. Trademarks and domains are not subject to amortization, but subject to an annual impairment assessment.

Certain costs incurred related to the development of internal-use software are capitalized. Development costs incurred during the application development stage and upgrades and enhancement to existing software that provides additional functionality are capitalized. Costs incurred related to the preliminary project and post-implementation phases are expensed as incurred.

Software internally developed is amortized over a period of three years according to its expected useful life, using the straight-line method. In addition, the asset value of the software is evaluated for impairment periodically.

Financial systems are amortized over a period of 10 years, using the straight-line method.

Impairment of Long-Lived Assets

The Company reviews long-lived assets for impairments whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to undiscounted future net cash flows expected to be generated by the asset. If such assets are considered to be impaired on this basis, the impairment loss to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.

Goodwill and intangible assets with indefinite lives are reviewed at least annually for impairment, generally as of December 31, or more frequently if events and circumstances indicate impairment may have occurred. Impairment of goodwill is tested at the reporting unit level by comparing the reporting units carrying amount, including goodwill, to the fair value of the reporting unit. The fair values of the reporting units are estimated using a combination of the income or discounted cash flows approach and the market approach, which utilizes comparable companies’ data. If the carrying amount of the reporting unit exceeds its fair value, goodwill is considered impaired and a second step is performed to measure the amount of impairment loss, if any. No impairments were recognized during the reporting years for goodwill or intangible assets with indefinite life.

Pension information

The Company does not maintain any pension plans. The laws in the different countries in which the Company carries out its operations provide for pension benefits to be paid to retired employees from government pension plans and/or private pension plans. Amounts payable to such plans are accounted for on an accrual basis.

Severance payments

The Company may register a liability for severance payments if the following criteria are met: (a) management, having the authority to approve the action, commits to a plan of termination; (b) the plan identifies the number of employees to be terminated, their job classifications or functions and their locations, and the expected completion date; (c) the plan establishes the terms of the benefit arrangement, including the benefits that employees will receive upon termination, in sufficient detail to enable employees to determine the type and amount of benefits they will receive if they are involuntarily terminated; (d) actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn; and (e) the plan has been communicated to employees.

Contingent liabilities

The Company has certain regulatory and legal matters outstanding, as discussed further in note 13 “Commitments and Contingencies.” Periodically, the status of all significant outstanding matters is reviewed to assess the potential financial exposure. When (i) it is probable that an asset has been impaired or a liability has been incurred and (ii) the amount of the loss can be reasonably estimated, the Company records the estimated loss in the consolidated statements of operations.

Additionally, disclosure in the notes to the consolidated financial statements is provided for loss contingencies that do not meet both of these conditions if there is a reasonable possibility that a loss may have been incurred that would materially impact the financial position and results of operations. Significant judgment is required to determine the probability that a liability has been incurred and whether such liability is reasonably estimable.

The Company records accruals related to commercial, labor and tax contingencies that may generate an obligation for the Company. Accruals are made on the best information available at the time; such analysis may be highly subjective. The final outcome of these matters could vary significantly from the amounts included in the accompanying consolidated financial statements.

Derivative instruments

Derivative instruments are carried at fair value on the consolidated balance sheets. The fair values of the derivative financial instruments generally represent the estimated amounts the Company would expect to receive or pay upon termination of the contracts as of the reporting date.

As of December 31, 2017 the Company maintained derivative instruments consisting of foreign currency forward contracts. The Company uses foreign currency forward contracts to hedge exposure in currencies different from the reporting currency. The goal in managing the foreign exchange risk is to reduce, to the extent practicable, the potential exposure to exchange rate fluctuations and its resulting effect on earnings, cash flows and financial position. The foreign currency forward contracts are typically short-term and do not qualify for hedge accounting treatment. Changes in fair value are recorded in financial results.

Following is the derivatives position as of December 31, 2017 and 2016:

	Currency	Notional amount	Type	Due	Avg Price (1)	Fair value
2017
	Argentine pesos	$2,000	Purchase	Jan-18	17.835	115
	Chile pesos	$8,500	Purchase	Jan-18	634.49	(260)
	Mexican pesos	$7,000	Sell	Jan / Feb-18	19.27	(214)
2016
	Brazilian Reais	$15,000	Sell	Jan-17	3.37	457
	Argentine pesos	$5,000	Purchase	Jan-17	16.17	(49)

(1)	In each respective currency.

The changes in fair value of derivatives has been accounted for under Financial income/(expense) in the consolidated statement of operations.

Comprehensive income / (loss)

Comprehensive income / (loss) includes net income / (loss) as currently reported under U.S. GAAP and also considers the effect of additional economic events that are not required to be recorded in determining net income, but are rather reported as a separate component of shareholders’ deficit.

Other comprehensive income / (loss) includes the cumulative translation adjustment relating to the translation of the financial statements of the Company’s foreign subsidiaries (see Note 2 “Foreign currency translation”).

Stock-based compensation

Compensation cost related to stock-based employee compensation arrangements are accounted for at fair value at the time of grant. The calculation of fair value is affected by the Company’s stock price estimation as well as assumptions regarding a number of highly complex and subjective variables at the time of the grant. Compensation cost is recognized on a straight-line basis over the requisite service period which commences on the grant date as there exists a mutual understanding of the key terms and conditions at the date the award is approved by the board of directors or other management with relevant authority and the following conditions are met:

• The award is a unilateral grant and, therefore, the recipient does not have the ability to negotiate the key terms and conditions of the award with the employer.

• The key terms and conditions of the award had been communicated to an individual recipient within a relatively short time period from the date of approval.

Marketing and advertising expenses

The Company incurs advertising expense consisting of offline costs, including television and radio advertising, and online advertising expense to promote the business. The Company expenses the production costs associated with advertisements in the period in which the advertisement first takes place. The Company expenses the costs of advertisement in the period during which the advertisement space or airtime is consumed. Internet advertising expenses are recognized based on the terms of the individual agreements, which is generally over the greater of (i) the ratio of the number of clicks delivered over the total number of contracted clicks, on a pay-per-click basis, or (ii) on a straight-line basis over the term of the contract.

Advertising expenses for 2017, 2016 and 2015 amounted $ 144,777, $ 102,770 and $149,814, respectively.

Accounting for income taxes

The Company is subject to U.S. and foreign income taxes. The provision for income taxes includes federal and foreign taxes. Income taxes are accounted for under the asset and liabilities method. Under this method, deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases.

Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

The Company set up a valuation allowance for that component of net deferred tax assets which does not meet the more-likely-than-not criterion for realization. A valuation allowance is recognized for a component of net deferred tax assets, including tax loss carryforward, which is assessed as not recoverable. As of December 31, 2017 and 2016 the valuation allowance amounted to $ 42,584 and $ 45,526, respectively.

Due to inherent complexities arising from the nature of the Company’s business, future changes in income tax law, transfer pricing new regulations or variances between actual and anticipated operating results, the Company makes certain judgments and estimates. Therefore, actual income taxes could materially vary from those estimates.

Expedia transaction

As further discussed in note 14, in March 2015, the Company entered into a $270,000 equity transaction with (sale of common stock to) Expedia, Inc. (Expedia) while at the same time an agreement (the Expedia Outsourcing Agreement a revenue arrangement for the Company to act as an agent for Expedia in certain countries) was signed which includes a $125,000 termination fee if certain minimum revenue thresholds are not achieved or if and when the Company ultimately terminates the agreement. At the same time as these transactions occurred, the Company repurchased common stock of certain shareholders seeking liquidity at the same purchase price per share paid by Expedia to the Company under the Stock Purchase Agreement.

The termination provisions of the Expedia Outsourcing Agreement never expire and also could be triggered by Expedia if the Company does not meet certain minimum volume commitments, which is not within the Company’s control. Eventually, the Company will terminate the agreement or there may be a change of control and will need to refund $125,000 to Expedia. Accordingly, this payment is not considered as a contingent payment but rather a known payment with just a contingency as to timing of payment.

Following the guidance in ASC 505 and ASC 605-50, equity was credited at its fair value with any remaining amounts paid attributable to other elements of the arrangement.

Management has determined the fair value of the equity issued to Expedia taking into account independent valuations, resulting in an amount of approximately $145,000. Therefore, it was concluded that the Expedia transaction was issued at a premium of approximately $125,000, which was recorded as a liability to reflect the termination fee.

According to the Expedia Outsourcing Agreement, the Company must consistently generate a certain minimum volume of paid customer activity for Expedia over the term of the Expedia Outsourcing Agreement or Expedia would have the right to terminate the agreement and the Company would be subject to pay $ 125,000 in liquidated damages to Expedia. In addition, if in the future management and the Company’s directors determine that the Company should exit the Expedia Outsourcing Agreement after the minimum term of seven years, which the Company has no present intention of doing, it would be required to pay $ 125,000 to do so. As the agreement with Expedia automatically renews indefinitely and there is no way for the Company to exit the agreement and avoid this payment without agreement from Expedia, the obligation to ultimately pay Expedia upon termination of the arrangement (even if delayed) represents a long-term liability in the amount of the $ 125,000 termination fee.

The revenue derived from Expedia Lodging outsourcing agreement is fixed and determinable and is not subject to any refund beyond the $ 125,000 termination fee that has been fully accrued.

Stock issuance costs totaling $2,470 were recorded as a reduction of stock purchase price.

Recently issued accounting pronouncements

The Company provides below a description of those standards which are relevant to the Company’s business only and the impact of their adoption if any.

New Revenue Recognition policy

In May 2014, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standard Update (“ASU”) amending revenue recognition guidance and requiring more detailed disclosures to enable users of financial statements to understand the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers. In August 2015, the FASB issued an ASU deferring the effective date of the revenue standard so it would be effective for annual and interim reporting periods beginning after December 15, 2017. In addition, the FASB has also issued several amendments to the standard which clarify certain aspects of the guidance, including principal versus agent consideration and identifying performance obligations.

The Company has determined that the new guidance will not change our previous conclusion on net presentation. The Company has also determined that the standard will affect the moment in which the revenue is recognized for pre-paid refundable transactions and transactions that are paid at destination. Under this standard, companies are permitted to recognize revenue from transactions once the performance obligation has been satisfied. As an intermediary between customers and travel suppliers, the Company’s performance obligation is concluded at the completion of the transaction on the Company’s platform at the time of booking, therefore the revenue can be recognized at that time, rather than at the check-out date. Concurrently, the Company will recognize a provision for cancellations and customers failing to arrive for their reservations for all refundable pre-paid sales and all pay-at-destination reserves recognized under this criteria. The Company will adopt the modified retrospective approach and the net impact in Revenue of this change will be $43.9 million. This change will have an effect in accumulated earnings of $37.8 million, net of tax effect.

The Company has completed the overall assessment and finalized the quantification of the retained earnings impact. Additionally, the Company has identified and implemented changes on its accounting policies and practices, business processes, and controls to support the new revenue recognition standard. The Company is continuing the assessment of potential changes to its disclosures under the new standard.

On February 25, 2016 the FASB issued ASU 2016-02. The amendments in this update create Topic 842, Leases, which supersedes Topic 840, Leases. The core principle of Topic 842 is that a lessee should recognize the assets and liabilities that arise from leases. Previous GAAP did not require lease assets and lease liabilities to be recognized for most leases. A lessee should recognize in the statement of financial position a liability to make lease payments (the lease liability) and a right-of-use asset representing its right to use the underlying asset for the lease term. For leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election by class of underlying asset not to recognize lease assets and lease liabilities. Topic 842 retains a distinction between finance leases and operating leases. The classification criteria for distinguishing between finance leases and operating leases are substantially similar to the classification criteria for distinguishing between capital leases and operating leases in the previous leases guidance. The result of retaining a distinction between finance leases and operating leases is that under the lessee accounting model in Topic 842, the effect of leases in the statement of comprehensive income and the statement of cash flows is largely unchanged from previous GAAP. Based on existing leases currently classified as operating leases, the Company expects to recognize on the statements of financial position right-of-use assets and lease liabilities. The amendments in this update are effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. The Company is assessing the effects that the adoption of this accounting pronouncement may have on the Company’s financial statements.

On June 16, 2016 the FASB issued the ASU 2016-13 “Financial Instruments-Credit Losses (Topic 326): Measurement of credit losses on financial instruments”. This update amends guidance on reporting credit losses for assets held at amortized cost basis and available for sale debt securities. For assets held at amortized cost basis, this update eliminates the probable initial recognition threshold in current GAAP and, instead, requires an entity to reflect its current estimate of all expected credit losses. For available for sale debt securities, credit losses should be measured in a manner similar to current GAAP, however this topic will require that credit losses be presented as an allowance rather than as a write-down. The new standard is effective for fiscal years beginning after December 15, 2019. The Company is assessing the effects that the adoption of this accounting pronouncement may have on its financial statements.

In August 2016, the FASB issued Accounting Standard Update No. 2016-15, Statement of Cash Flows (topic 230): Classification of Certain Cash Receipts and Cash Payments (ASU 2016-15), which clarifies how companies present and classify certain cash receipts and cash payments in the statement of cash flows. The new guidance is effective for annual periods, and interim periods within those annual periods, beginning after December 15, 2017 with early adoption permitted. We plan to adopt this new guidance on January 1, 2018 using the retrospective transition approach for all periods presented. We do not expect the adoption of this guidance to have a material impact on our consolidated financial statements.

In November 2016, the FASB issued Accounting Standards Update No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash (ASU 2016-18), which requires companies to include amounts generally described as restricted cash and restricted cash equivalents in cash and cash equivalents when reconciling beginning-of-period and end-of-period total amounts shown on the statement of cash flows. We will adopt the new standard effective January 1, 2018, using the retrospective transition approach for all periods presented. We do not expect the adoption of this guidance to have a material impact on our consolidated financial statements.

In January 2017, the FASB issued ASU No. 2017-04. To simplify the subsequent measurement of goodwill, the amendments eliminate Step 2 from the goodwill impairment test. The annual, or interim, goodwill impairment test is performed by comparing the fair value of a reporting unit with its carrying amount. An impairment charge should be recognized for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit. In addition, income tax effects from any tax deductible goodwill on the carrying amount of the reporting unit should be considered when measuring the goodwill impairment loss, if applicable. The amendments also eliminate the requirements for any reporting unit with a zero or negative carrying amount to perform a qualitative assessment and, if it fails that qualitative test, to perform Step 2 of the goodwill impairment test. An entity still has the option to perform the qualitative assessment for a reporting unit to determine if the quantitative impairment test is necessary. A public business entity should adopt the amendments for its annual or any interim goodwill impairment tests in fiscal years beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The adoption of this standard is not expected to have a material impact on the Company’s financial statements.

On May 10, 2017 the FASB issued “ASU 2017-09—Compensation—Stock compensation (Topic 718): Scope of modification accounting”. The amendments in the update provide guidance about types of changes to the terms or conditions of share-based payment awards would be required to apply modification accounting under Topic 718. The new standard is effective for annual, and interim periods within those annual periods, beginning after December 15, 2017 with early adoption permitted. The adoption of this standard is not expected to have a material impact on the Company’s financial statements.

On September 29, 2017 the FASB issued “ASU 2017-13—Revenue recognition (Topic 605), Revenue from contracts with customers (Topic 606), Leases (Topic 840), and Leases (Topic 842)”. This update addresses Transition Related to Accounting Standards Updates No. 2014-09, Revenue from Contracts with Customers (Topic 606), and No. 2016-02, Leases (Topic 842). This Update also supersedes SEC paragraphs pursuant the rescission of SEC Staff Announcement, “Accounting for Management Fees Based on a Formula”, effective upon the initial adoption of Topic 606, Revenue from Contracts with Customers, and SEC Staff Announcement, “Lessor Consideration of Third-Party Value Guarantees,” effective upon the initial adoption of Topic 842, Leases. The adoption of this standard is not expected to have a material impact on the Company’s financial statements.

On November 22, 2017 the FASB issued “ASU 2017-14—Income Statement—Reporting Comprehensive Income (Topic 220), Revenue Recognition (Topic 605), and Revenue from Contracts with Customers (Topic 606)”. This update amends SEC paragraphs pursuant to the SEC Staff Accounting Bulletin No. 116 and SEC Release No. 33-10403, which bring existing guidance into conformity with Topic 606, Revenue from Contracts with Customers. The adoption of this standard is not expected to have a material impact on the Company’s financial statements.

On February 14, 2018 the FASB issued “ASU 2018-02—Income Statement—Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income”. This update allows a reclassification from accumulated other comprehensive income to retained earnings for stranded tax effects resulting from the Tax Cuts and Job Acts. Because the amendments only relate to the reclassification of the income tax effects of the Tax Cuts and Jobs Act, the underlying guidance that requires that the effect of a change in tax laws or rates be included in income from continuing operations is not affected. The adoption of this standard is not expected to have a material impact on the Company’s financial statements.